Income Taxes - Schedule of Reconciliation of the Statutory Tax Expense (benefit) to Actual Tax Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes as reported in the statements of operations		$ (752)	$ (248)
Statutory tax rate		21.00%	21.00%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate		$ (158)	$ (52)
Differences in tax rates between statutory tax and income tax of the Subsidiary	[1]	(15)	(10)
Current year tax losses and benefits for which deferred taxes were not created		173	62
Actual taxes on income

[1]	The Subsidiary operates in Israel in a tax jurisdiction with corporate tax rate of 23%.